Derivative Financial Instruments	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Derivative Financial Instruments	DERIVATIVE FINANCIAL INSTRUMENTS
21.1    Accounting policies
Changes in interest rates, foreign exchange rates and aviation fuel prices expose the Company and its subsidiaries to risks that may affect their financial performance. In order to mitigate such risks, the Company contracts derivative financial instruments. Changes in the fair value of derivatives which have not been designated for hedge accounting are recognized directly in profit or loss.
21.2    Breakdown of derivative financial instruments

	Derivatives not designated as hedge accounting
Changes in fair value	Options - foreign currency	Interest rate swap	Forward - fuel	Forward - foreign currency	Conversion right debentures	Total

At December 31, 2020	8,947	(269,491)	(81,274)	349,093	(1,465,999)	(1,458,724)
Gains (losses) recognized in result	(10,222)	48,571	75,075	(78,453)	829,213	864,184
Payment	1,275	7,663	15,582	—	—	24,520
At December 31, 2021	—	(213,257)	9,383	270,640	(636,786)	(570,020)

Gains (losses) recognized in result	—	33,519	440,065	(35,394)	519,815	958,005
Payments (receipts)	—	568	(478,149)	—	—	(477,581)
At December 31, 2022	—	(179,170)	(28,701)	235,246	(116,971)	(89,596)

Rights with current derivative financial instruments	—	27,349	8,705	—	—	36,054
Rights with non-current derivative financial instruments	—	—	650	235,246	—	235,896
Obligations with current derivative financial instruments	—	(31,603)	(37,762)	—	—	(69,365)
Obligations with non-current derivative financial instruments	—	(174,916)	(294)	—	—	(175,210)
Long-term loans and financing	—	—	—	—	(116,971)	(116,971)
	—	(179,170)	(28,701)	235,246	(116,971)	(89,596)

	Cash flow hedge		Fair value hedge	Derivatives not designated as hedge accounting
Changes in fair value	Interest rate swap	Options – foreign currency	Interest rate swap	Options - foreign currency	Interest rate swap	Fuel	Forward - foreign currency	Conversion right (debentures)	Total

Rights (obligations) with derivatives at December 31, 2019	(7,129)	338,592	24,057	(35,487)	(62,803)	56,491	202,013	—	515,734
Additions	—	—	—	—	—	—	—	(710,645)	(710,645)
Gains (losses) recognized in result	(4,799)	(94,928)	24,421	(143,156)	(22,846)	(1,374,519)	163,711	(755,354)	(2,207,470)
Gains (losses) in OCI	7,129	152,132	—	—	—	—	—	—	159,261
Reclassification to debt	—	(218,979)	(43,485)	127,889	(101,136)	778,286	(15,200)	—	527,375
(Receipt) payment in cash	4,799	(176,817)	(4,993)	59,701	(82,706)	458,468	(1,431)	—	257,021
Rights (obligations) with derivatives at December 31, 2020	—	—	—	8,947	(269,491)	(81,274)	349,093	(1,465,999)	(1,458,724)

Rights with current derivative financial instruments	—	—	—	9,613	69,603	—	—	—	79,216
Rights with non-current derivative financial instruments	—	—	—	—	—	—	349,093	—	349,093
Obligations with current derivative financial instruments	—	—	—	(666)	(91,829)	(81,274)	—	—	(173,769)
Obligations with non-current derivative financial instruments	—	—	—	—	(247,265)	—	—	—	(247,265)
Long-term loans and financing	—	—	—	—	—	—	—	(1,465,999)	(1,465,999)
	—	—	—	8,947	(269,491)	(81,274)	349,093	(1,465,999)	(1,458,724)